As filed with the Securities and Exchange Commission on February 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21487

Helios Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street ,15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, 15th Floor New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios Strategic Income Fund, Inc. Schedule of Investments (Unaudited) December 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Commercial Mortgage Pass Through Certificates 7
Class A4, Series 2007-C9	5.80%	12/10/49	$500	$563,816
Wachovia Bank Commercial Mortgage Trust
Class A5, Series 2007-C30	5.34	12/15/43	890	978,736
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,459,170)				1,542,552
CORPORATE BONDS - 126.9%
Automotive - 6.6%
American Axle & Manufacturing, Inc.	7.75	11/15/19	175	199,062
Chrysler Group LLC/CG Co-Issuer, Inc. 1	8.25	06/15/21	525	597,188
Ford Motor Co. 1	6.50	08/01/18	450	520,093
Jaguar Land Rover Automotive PLC 1,2,3,4	8.13	05/15/21	400	455,000
Motors Liquidation Co. 5,6	8.38	07/15/33	1,250	125
Total Automotive				1,771,468
Banking - 0.9%
The Goldman Sachs Group, Inc.	3.63	01/22/23	575	556,803
Total Banking				556,803
Basic Industry - 21.6%
AK Steel Corp. 1	7.63	05/15/20	325	324,187
Alpha Natural Resources, Inc. 1	6.25	06/01/21	625	534,375
Arch Coal, Inc. 1	7.25	06/15/21	950	726,750
Alcoa, Inc. 1	5.55	02/01/17	1,000	1,076,360
Associated Materials LLC/AMH New Finance, Inc. 1	9.13	11/01/17	525	560,437
Cascades, Inc. 1	7.88	01/15/20	525	561,750
Hexion US Finance Corp. 1	9.00	11/15/20	575	573,563
INEOS Group Holdings SA 1,2,3,4	6.13	08/15/18	600	603,000
Masonite International Corp. 1,2,3,4	8.25	04/15/21	530	583,000
Ply Gem Industries, Inc.	8.25	02/15/18	220	234,300
Tembec Industries, Inc. 4	11.25	12/15/18	375	410,625
The Dow Chemical Co.	5.70	05/15/18	287	328,131
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 2,3,4	8.75	02/01/19	450	464,625
Xerium Technologies, Inc. 1	8.88	06/15/18	425	446,250
Total Basic Industry				7,427,353
Capital Goods - 10.8%
AGCO Corp. 1	5.88	12/01/21	525	560,630
Ardagh Packaging Finance PLC 2,3,4	7.00	11/15/20	575	580,750
Bank of America Corp.	3.30	01/11/23	575	544,103
Berry Plastics Corp. 1	9.50	05/15/18	525	563,062
Crown Cork & Seal Company, Inc. 1	7.38	12/15/26	500	552,500
DP World Sukuk Ltd. 2,3	6.25	07/02/17	400	440,000
Mueller Water Products, Inc. 1	7.38	06/01/17	350	358,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 1	9.00	04/15/19	525	563,063
Tekni-Plex, Inc. 2,3	9.75	06/01/19	198	224,730
Tyco Electronics Group S.A. 1	6.55	10/01/17	500	572,198
Total Capital Goods				4,959,786
Consumer Cyclical - 7.4%
ACCO Brands Corp.	6.75	04/30/20	500	493,750
International Game Technology	7.50	06/15/19	250	290,917
Levi Strauss & Co. 1	7.63	05/15/20	475	521,312
Limited Brands, Inc. 1	7.60	07/15/37	350	355,688
Macy's Retail Holdings, Inc.	2.88	02/15/23	575	520,389
New Albertsons, Inc.	7.75	06/15/26	500	405,000
Newell Rubbermaid, Inc.	4.00	06/15/22	525	513,720
Wyndham Worldwide Corp.	4.25	03/01/22	525	512,385
Total Consumer Cyclical				3,613,161
Consumer Non-Cyclical – 2.9%
Altria Group, Inc.	9.70	11/10/18	111	145,898
Anheuser-Busch InBev Worldwide, Inc. 1	7.75	01/15/19	1,000	1,248,659
C&S Group Enterprises LLC 1,2,3	8.38	05/01/17	400	424,000
DP World Ltd 2,3	6.85	07/02/37	200	196,500
Total Consumer Non-Cyclical				2,015,057
Energy - 17.1%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 2,3	5.88	08/01/23	625	595,313

BreitBurn Energy Partners LP/BreitBurn Finance Corp. 1	8.63	10/15/20	525	564,375
Calfrac Holdings LP 1,2,3	7.50	12/01/20	550	561,000
Crosstex Energy LP/Crosstex Energy Finance Corp. 1	8.88	02/15/18	475	499,344
EV Energy Partners LP/EV Energy Finance Corp. 1	8.00	04/15/19	525	527,625
GMX Resources, Inc. 1,6	11.00	12/01/17	194	171,041
Hilcorp Energy I LP/Hilcorp Finance Co. 1,2,3	8.00	02/15/20	475	514,187
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	140	151,200
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 1	8.88	03/15/18	250	260,000
RKI Exploration & Production LLC 2,3	8.50	08/01/21	375	394,688
SESI LLC	7.13	12/15/21	500	557,500
Trinidad Drilling Ltd. 1,2,3,4	7.88	01/15/19	310	329,375
Venoco, Inc. 1	8.88	02/15/19	500	492,500
W&T Offshore, Inc.	8.50	06/15/19	185	195,637
Total Energy				5,813,785
Finance & Investment - 1.4%
HCP, Inc.	3.15	08/01/22	550	504,799
KKR Group Finance Company LLC 2,3	6.38	09/29/20	475	533,401
Morgan Stanley	4.88	11/01/22	550	563,013
Total Finance & Investment				1,601,213
Healthcare - 8.8%
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	300	322,500
HCA, Inc. 1	8.00	10/01/18	525	620,156
inVentiv Health, Inc. 2,3	11.00	08/15/18	205	180,913
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 1,2,3	9.50	12/01/19	300	337,500
Kindred Healthcare, Inc. 1	8.25	06/01/19	550	585,750
Total Healthcare				2,046,819
Media - 9.0%
Cablevision Systems Corp. 1	8.63	09/15/17	475	553,375
CCO Holdings LLC/CCO Holdings Capital Corp. 1	8.13	04/30/20	550	596,750
Cenveo Corp.	8.88	02/01/18	550	550,000
Clear Channel Communications, Inc. 1	9.00	03/01/21	500	505,000
Cumulus Media Holdings, Inc. 1	7.75	05/01/19	475	501,125
Mediacom LLC/Mediacom Capital Corp. 1	9.13	08/15/19	525	567,656
Time Warner Cable, Inc. 1	8.25	04/01/19	500	585,752
Total Media				3,859,658
Real Estate - 1.6%
Realogy Corp. 1,2,3	7.88	02/15/19	525	576,188
Ventas Realty LP/Ventas Capital Corp.	3.25	08/15/22	575	532,728
Total Real Estate				1,108,916
Services - 20.7%
AMC Entertainment, Inc. 1	8.75	06/01/19	600	641,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 1	8.25	01/15/19	525	572,250
Boyd Gaming Corp. 1	9.00	07/01/20	575	629,625
Casella Waste Systems, Inc. 1	7.75	02/15/19	725	743,125
Chester Downs & Marina LLC 2,3	9.25	02/01/20	575	576,438
Iron Mountain, Inc.	8.38	08/15/21	225	242,437
Iron Mountain, Inc.	6.00	08/15/23	275	281,875
Legrand France SA 1,4	8.50	02/15/25	450	580,539
MGM Resorts International 1	7.63	01/15/17	400	455,000
MTR Gaming Group, Inc. 1	11.50	08/01/19	528	586,522

Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 2,3	8.88	04/15/17	525	525,000
Sotheby's 2,3	5.25	10/01/22	300	281,250
United Rentals North America, Inc. 1	10.25	11/15/19	250	283,250
United Rentals North America, Inc.	8.25	02/01/21	275	310,062
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 2,3	4.25	05/30/23	600	562,500
Total Services				7,271,123
Technology & Electronics - 3.8%
First Data Corp. 1,2,3	11.25	01/15/21	700	772,625
Freescale Semiconductor, Inc. 1	8.05	02/01/20	525	564,375
ION Geophysical Corp. 2,3	8.13	05/15/18	300	249,000
Total Technology & Electronics				1,586,000
Telecommunications - 12.9%
Cincinnati Bell, Inc. 1	8.75	03/15/18	575	603,750
DIRECTV Holdings LLC/DIRECTV Financing Company, Inc.	3.80	03/15/22	550	528,350
Fairpoint Communications, Inc. 2,3	8.75	08/15/19	350	371,000
Frontier Communications Corp. 1	7.13	03/15/19	725	781,187
Intelsat Luxembourg SA 2,3,4	7.75	06/01/21	550	589,875
Level 3 Communications, Inc. 1	8.88	06/01/19	525	573,563
MetroPCS Wireless, Inc. 2,3	6.63	04/01/23	290	299,425
PAETEC Holding Corp.	9.88	12/01/18	250	279,375
Qwest Corp. 1	6.88	09/15/33	1,000	960,000
Symantec Corp.	3.95	06/15/22	550	533,596
Windstream Corp.	7.50	06/01/22	550	562,375
WPP Finance 2010	3.63	09/07/22	550	530,447
Total Telecommunications				6,612,943
Utility – 1.4%
NRG Energy, Inc. 1	8.50	06/15/19	475	507,063
Total Utility				507,063

Total CORPORATE BONDS (Cost $48,612,589)				50,751,148
TERM LOANS - 2.9%
Albertson, Inc. 3,7	4.75	03/21/19	199	199,911
Fairpoint Communications, Inc. 3,7	7.50	02/14/19	298	307,352
inVentiv Health, Inc. 3,7	7.50	08/04/16	400	395,000
Texas Competitive Electric Holdings Company LLC 3,7	4.68	10/10/17	30	20,526
Texas Competitive Electric Holdings Company LLC 3,7	4.74	10/10/17	130	90,091
Texas Competitive Electric Holdings Company LLC 3,7	4.77	10/10/17	78	54,098
Total TERM LOANS (Cost $1,091,875)				1,066,978
			Shares	Value
COMMON STOCKS - 2.5%
Consumer Staples - 0.2%
B&G Foods, Inc.			20,000	$678,200
Total Consumer Staples				678,200
Services - 0.3%
Iron Mountain, Inc.			3,800	115,330
Total Services				115,330
Energy - 0.2%
BreitBurn Energy Partners LP			13,075	265,946
Crosstex Energy LP			7,800	215,280
Niska Gas Storage Partners LLC			12,500	184,500
Total Energy				665,726
Telecommunications - 1.8%
AT&T, Inc.			8,500	298,860
CenturyLink, Inc.			9,500	302,575
Frontier Communications Corp.			61,585	286,370
Verizon Communications, Inc.			7,500	368,550
Windstream Holdings, Inc.			26,350	210,273
Total Telecommunications				1,466,628
Total COMMON STOCKS (Cost $2,430,232)				2,925,884
WARRANTS - 0.7%
Automotive - 0.7%
General Motors Financial Company, Inc. 8 Expiration: July 2016, Exercise Price: $10.00			5,546	172,813
General Motors Financial Company, Inc. 8 Expiration: July 2019, Exercise Price: $10.00			5,546	128,279
Total Automotive				301,092
Total WARRANTS (Cost $336,206)				301,092
Total Investments - 133.6% (Cost $53,930,072)				56,587,654
Liabilities in Excess of Other Assets - (33.6)%				(13,974,351)
TOTAL NET ASSETS - 100.0%				$42,613,303

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Portion or entire principal amount pledged as collateral for credit facility.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the total value of all such securities was $12,221,283 or 28.7% of net assets.

3 - Private Placement.
4 - Foreign security or a U.S. security of a foreign company.
5 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of December 31, 2013, the total value of all such securities was $125 or 0.0% of net assets.

6 - Issuer is currently in default on its regularly scheduled interest payment.
7 - Variable rate security – Interest rate shown is the rate in effect as of December 31, 2013.
8 - Non-income producing security.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2013 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$79,127,661	$175	$79,127,836
Term Loans	-	1,942,746	-	1,942,746
Common Stocks	1,104,751	-	-	1,104,751
Warrants	401,366	-	-	401,366
Total	$1,506,117	$81,070,407	$175	$82,576,699

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(63,488)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(63,488)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 175	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $175. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	-	-
Realized Gain/(Loss)	(25)	(25)
Change in Unrealized Appreciation (Depreciation)	-	-
Purchases at cost	-	-
Sales proceeds	-	-
Transfers out of Level 3	-	-
Balance as of December 31, 2013	$175	$175
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-

Helios High Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$57,433,614	$125	$57,433,739
Term Loans	-	1,440,500	-	1,440,500
Common Stocks	796,298	-	-	796,298
Warrants	301,092	-	-	301,092
Total	$1,097,390	$58,874,114	$125	$59,971,629

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(44,486)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(44,486)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $125. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2013	$37,162	$150	$37,312
Accrued Discounts (Premiums)	-	-	-
Realized Gain/(Loss)	120,571	(25)	120,546
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases at cost	-	-	-
Sales proceeds	(157,733)	-	(157,733)
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$-	$125	$125
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$-

Helios Multi-Sector High Income, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$64,313,086	$150	$64,313,236
Term Loans	-	1,608,123	-	1,608,123
Common Stocks	896,670	-	-	896,670
Warrants	351,202	-	-	351,202
Total	$1,247,872	$65,921,209	$150	$67,169,231

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(51,997)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(51,997)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 150	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $150. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2013	$37,162	$175	$37,337
Accrued Discounts (Premiums)	-	-	-
Realized Gain/(Loss)	120,571	(25)	120,546
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases at cost	-	-	-
Sales proceeds	(157,733)	-	(157,733)
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$-	$150	$150
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$-

Helios Strategic Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$1,542,552	$-	$1,542,552
Corporate Bonds	-	50,751,023	125	50,751,148
Term Loans	-	1,066,978	-	1,066,978
Common Stocks	2,925,884	-	-	2,925,884
Warrants	301,092	-	-	301,092
Total	$3,226,976	$53,360,553	$125	$56,587,654

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $125. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Corporate Bonds	Total
Balance as of March 31, 2013	$150	$150
Accrued Discounts (Premiums)	-	-
Realized Gain/(Loss)	(25)	(25)
Change in Unrealized Appreciation (Depreciation)	-	-
Purchases at cost	-	-
Sales proceeds	-	-
Transfers out of Level 3	-	-
Balance as of December 31, 2013	$125	$125
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-

For the period ended December 31, 2013, there was no security transfer activity between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Foreign Currency Contracts: A forward foreign currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. invest in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All contracts were done with Bank of New York Mellon as the counterparty. As of December 31, 2013, the following forward contracts were outstanding:

Helios Advantage Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	2,185,000	Euros	$3,005,869	2,943,331	U.S. Dollars	$2,943,331	$(62,538)
01/13/14	282,965	U.S. Dollars	282,965	205,000	Euros	282,015	(950)
							$(63,488)

Helios High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	1,530,000	Euros	$2,104,796	2,061,005	U.S. Dollars	$2,061,005	$(43,791)
01/13/14	207,047	U.S. Dollars	207,047	150,000	Euros	206,352	(695)
							$(44,486)

Helios Multi-Sector High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	1,790,000	Euros	$2,462,474	2,411,241	U.S. Dollars	$2,411,241	$(51,233)
01/13/14	227,752	U.S. Dollars	227,752	165,000	Euros	226,988	(764)
							$(51,997)

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended December 31, 2013, the average interest rate paid on the amounts outstanding under the line of credit was 1.03% for Helios Advantage Income Fund, Inc., 1.05% for the Helios High Income Fund, Inc., 1.04% for the Helios Multi-Sector High Income Fund, Inc. and 1.08% for Helios Strategic Income Fund, Inc.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2013	21,100,000	16,650,000	17,900,000	15,250,000
Line of credit amount unused at December 31, 2013	5,900,000	2,350,000	4,100,000	2,750,000
Average balance outstanding during the period	23,369,091	17,326,364	19,558,182	16,599,091
Interest expense incurred on line of credit during the period	209,240	149,832	171,727	146,819

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2013

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$ 78,547,602	$ 4,840,138	$ (811,041)	$ 4,029,097
Helios High Income Fund, Inc.	57,096,339	3,514,561	(639,271)	2,875,290
Helios Multi-Sector High Income Fund, Inc.	63,939,613	3,908,222	(678,604)	3,229,618
Helios Strategic Income Fund, Inc.	53,930,072	3,721,998	(1,064,416)	2,657,582

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Strategic Income Fund, Inc.

By (Signature and Title)          /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   February 26, 2014

By (Signature and Title)*            /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   February 26, 2014

* Print the name and title of each signing officer under his or her signature.